Pensions and other post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Changes in Present Value of the Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets

Changes in the present value of the defined benefit obligations and other long-term benefits and fair value of plan assets for 2015 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
January 1, 2015	(4,799)	282	(4,517)

Current service cost	(167)	—	(167)
Net interest expense	(418)	5	(413)
Curtailment / settlement gain	142	—	142
Past service cost	(25)	—	(25)

Sub-total included in profit or loss	(468)	5	(463)

Benefit paid	432	(21)	411

Exchange difference	(155)	45	(110)
Actuarial changes arising from changes in demographic assumptions	116	—	116
Actuarial changes arising from changes in financial assumptions	(119)	—	(119)
Experience adjustments	(191)	—	(191)

Sub-total included in OCI	(349)	45	(304)

Contributions by employer	—	7	7

December 31, 2015	(5,184)	318	(4,866)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2016 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2015	(5,184)	318	(4,866)

Current service cost	(149)	—	(149)
Net interest expense	(381)	13	(368)
Curtailment / settlement gain	272	—	272
Remeasurement of pension obligations	53	—	53
Past service cost	(5)	—	(5)

Sub-total included in profit or loss	(210)	13	(197)

Benefit paid	357	(16)	341

Exchange difference	363	(63)	300
Actuarial changes arising from changes in demographic assumptions	80	—	80
Actuarial changes arising from changes in financial assumptions	(397)	—	(397)
Experience adjustments	294	—	294

Sub-total included in OCI	340	(63)	277

December 31, 2016	(4,697)	252	(4,445)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2017 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2016	(4,697)	252	(4,445)

Current service cost	(142)	0	(142)
Net interest expense	(331)	17	(314)
Curtailment / settlement gain	1	0	1
Remeasurement of pension obligations	174	0	174
Past service cost	0	0	0

Sub-total included in profit or loss	(298)	17	(281)

Benefit paid	313	(17)	296

Exchange difference	(95)	19	(76)
Actuarial changes arising from changes in demographic assumptions	51	0	51
Actuarial changes arising from changes in financial assumptions	(69)	0	(69)

Experience adjustments	163		163

Sub-total included in OCI	50	19	69

December 31, 2017	(4,632)	271	(4,361)

Schedule of Pension Obligations Recognized in Consolidated Statement of Financial Position

Amounts of the pension obligations recognized in the consolidated statement of the financial position were as follows:

	December 31, 2017	December 31, 2016
Current liabilities	(849)	(944)
Non-current liabilities	(3,512)	(3,501)

Total net pension obligations	(4,361)	(4,445)

Schedule of Plan Asset Allocation of Investment Portfolio

The plan asset allocation of the investment portfolio was as follows as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Debt instruments	147	142
Equity instruments	78	64
Cash and cash equivalents	25	23
Property	11	9
Other assets	10	14

Total plan assets	271	252

Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine defined benefit obligations were as follows as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Discount rate
Russian entities	7.6%	8.5%
German entities	1.80%	1.50%
Ukrainian entity	10.10%	11.10%
Austrian entities	1.50%	1.50%
Inflation rates
Russian entities	4.40%	5.00%
Ukrainian entity	8.60%	8.60%
Rate of compensation increase
Russian entities	5.40%	6.00%
German entities	4.00%	4.00%
Ukrainian entity	11.60%	11.60%
Austrian entities	2.25%	2.25%

Schedule of Sensitivity Analysis of Defined Benefit Obligations

The results of sensitivity analysis of defined benefit obligations for the Russian and Ukrainian entities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Discount rate
1% increase	-8.12%	-7.73%
1% decrease	9.64%	9.13%
Inflation rate
1% increase	6.48%	5.93%
1% decrease	-5.42%	-5.00%
Rate of compensation increase
1% increase	2.72%	2.76%
1% decrease	-2.28%	-2.51%
Turnover rate
3% increase	-5.29%	-5.20%
3% decrease	7.25%	7.07%

The results of sensitivity analysis of defined benefit obligations for Austrian entities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Discount rate
1% increase	-9.70%	-10.10%
1% decrease	11.70%	12.20%

The results of sensitivity analysis of defined benefit obligations for German entities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Discount rate
1% increase	-12.00%	-12.00%
1% decrease	18.00%	18.00%

Schedule of Expected Contributions to Defined Benefit Plan and Other Long-term Benefits in Future Years

The following payments are expected contributions to the defined benefit plan and other long-term benefits in the future years:

December 31, 2017
Within the next 12 months (next annual reporting period)	849
Between 2 and 5 years	1,238
Between 5 and 10 years	1,340
Beyond 10 years	515

Total expected payments	3,942